RELATED PARTY TRANSACTIONS - Sales of Goods and Integrated Solutions To Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Other income from related parties	$ 3,230	$ 11,610	$ 11,830
China Techenergy [Member]
Related Party Transaction [Line Items]
Other income from related parties	1,711	11,094	11,519
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	1,302	44	225
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	179	472	0
HuNan LingXiang [Member]
Related Party Transaction [Line Items]
Other income from related parties	38	0	0
Others [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 0	$ 0	$ 86